PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.1%
Asset-Backed Securities 0.4%
Credit Cards
Chase Issuance Trust, Series 2012-A07, Class A7	2.160%	09/15/24	100	$103,613
Citibank Credit Card Issuance Trust, Series 2018-A03, Class A3	3.290	05/23/25	100	107,339

Total Asset-Backed Securities (cost $199,152)				210,952
Commercial Mortgage-Backed Securities 5.0%
Barclays Commercial Mortgage Trust, Series 2019-C04, Class A4	2.661	08/15/52	100	107,122
Benchmark Mortgage Trust,
Series 2018-B03, Class A3	3.746	04/10/51	30	32,607
Series 2020-B19, Class A3	1.787	09/15/53	175	177,380

CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	99,298
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104	11/13/50	40	42,182
Citigroup Commercial Mortgage Trust,
Series 2016-P06, Class A4	3.458	12/10/49	125	139,230
Series 2017-P08, Class A3	3.203	09/15/50	75	82,009
Commercial Mortgage Trust,
Series 2015-PC01, Class A4	3.620	07/10/50	200	213,838
Series 2016-DC02, Class A5	3.765	02/10/49	25	27,876

CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210	11/15/49	44	47,246
Fannie Mae-Aces, Series 2017-M01, Class A2	2.497(cc)	10/25/26	40	43,147
FHLMC Multifamily Structured Pass-Through Certificates,
Series K069, Class AM	3.248(cc)	09/25/27	50	56,540
Series K070, Class AM	3.364	12/25/27	25	28,723
Series K076, Class A2	3.900	04/25/28	90	106,837
Series K076, Class AM	3.900	04/25/28	50	58,975
Series K077, Class AM	3.850(cc)	05/25/28	10	11,869
Series K083, Class AM	4.030(cc)	10/25/28	25	29,887

GS Mortgage Securities Trust, Series 2020-GC47, Class A4	2.125	05/12/53	100	102,851
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A3	3.763	03/10/52	125	141,218

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559%	08/15/49	20	$21,069
Series 2016-JP04, Class A3	3.393	12/15/49	125	138,110
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	67	70,844
Series 2016-C32, Class A3	3.459	12/15/49	125	138,854

Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337	12/15/49	125	132,351
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	200	225,861
Series 2018-C09, Class ASB	4.090	03/15/51	60	67,680
Series 2018-C11, Class A3	4.312	06/15/51	75	83,302
Series 2018-C13, Class A3	4.069	10/15/51	200	230,844
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	125	138,199
Series 2017-C39, Class A3	2.878	09/15/50	100	105,089
Series 2020-C55, Class A4	2.474	02/15/53	125	132,155

Total Commercial Mortgage-Backed Securities (cost $2,811,430)				3,033,193
Corporate Bonds 26.8%
Aerospace & Defense 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.250	06/15/26	35	33,756
Sr. Unsec’d. Notes	3.100	05/01/26	10	10,116
Sr. Unsec’d. Notes	3.600	05/01/34	30	28,644
Sr. Unsec’d. Notes	3.900	05/01/49	10	9,064
Sr. Unsec’d. Notes	5.805	05/01/50	20	23,454

General Dynamics Corp., Gtd. Notes	3.500	05/15/25	115	128,076
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	2.900	03/01/25	35	38,063
Sr. Unsec’d. Notes	3.800	03/01/45	15	17,825

Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	25	32,099
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	30	35,140
Sr. Unsec’d. Notes, 144A	3.500	03/15/27	25	27,976
				384,213

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.4%
Altria Group, Inc.,
Gtd. Notes	2.850%	08/09/22	65	$67,664
Gtd. Notes	4.800	02/14/29	25	29,300
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.215	09/06/26	15	16,146
Gtd. Notes	3.222	08/15/24	20	21,452
Gtd. Notes	3.557	08/15/27	20	21,708
Gtd. Notes	4.700	04/02/27	10	11,453
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	1.125	05/01/23	10	10,163
Sr. Unsec’d. Notes	2.625	03/06/23	50	52,462
				230,348
Airlines 0.1%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	22	21,686
Southwest Airlines Co.,
Sr. Unsec’d. Notes	2.625	02/10/30	20	18,871
Sr. Unsec’d. Notes	5.125	06/15/27	30	33,328
				73,885
Auto Manufacturers 0.2%
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	5	6,153
Sr. Unsec’d. Notes	6.750	04/01/46	65	84,092

General Motors Financial Co., Inc., Gtd. Notes	4.000	01/15/25	50	53,610
				143,855
Banks 5.5%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	3.970(ff)	03/05/29	325	372,991
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	75	91,034
Sub. Notes, MTN	4.000	01/22/25	20	22,234

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650	03/16/25	200	216,633

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.572%(ff)	06/03/31	70	$72,866
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	35	36,732
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	110	118,052
Sr. Unsec’d. Notes	3.400	05/01/26	45	50,036
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	25	27,737
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	90	100,723
Sr. Unsec’d. Notes	4.650	07/30/45	50	63,832

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.550	04/17/26	200	232,753
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, Series D	5.000	02/14/22	50	52,347
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.691(ff)	06/05/28	200	225,283
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	85	96,803

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000	03/30/22	100	104,960
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	30	31,621
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	5	5,342
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	250	280,441
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	111,280
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	50	59,785
Sub. Notes	3.875	09/10/24	70	77,550

KeyBank NA, Sub. Notes	3.900	04/13/29	50	56,564
Morgan Stanley,
Sr. Unsec’d. Notes	4.375	01/22/47	55	71,886
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	155	176,730
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	55	65,807

Natwest Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.269(ff)	03/22/25	30	32,736
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900	04/29/24	50	55,049
Truist Bank, Sr. Unsec’d. Notes	2.750	05/01/23	20	21,072
Truist Financial Corp., Sr. Unsec’d. Notes	2.700	01/27/22	20	20,545

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000%	10/23/26	55	$60,083
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	70	72,874
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	170	180,666
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	90	97,139
				3,362,186
Beverages 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	3.650	02/01/26	80	89,758
Gtd. Notes	4.700	02/01/36	20	24,509
Gtd. Notes	4.900	02/01/46	65	79,630

Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300	02/01/23	4	4,232
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	20	22,778
Gtd. Notes	4.400	11/15/25	10	11,581
PepsiCo, Inc.,
Sr. Unsec’d. Notes	2.750	03/05/22	75	77,447
Sr. Unsec’d. Notes	3.600	03/01/24	10	10,925
				320,860
Biotechnology 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	2.600	08/19/26	180	194,948
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400	12/01/21	20	20,674
Regeneron Pharmaceuticals, Inc., Sr. Unsec’d. Notes	2.800	09/15/50	15	13,959
				229,581
Building Materials 0.1%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	4	4,955
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	10	10,339

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Owens Corning, Sr. Unsec’d. Notes	4.300%	07/15/47	15	$16,595
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500	06/15/47	30	35,238
				67,127
Chemicals 0.8%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625	05/15/26	55	61,263
Sr. Unsec’d. Notes	4.625	10/01/44	20	23,205
Sr. Unsec’d. Notes	5.550	11/30/48	10	13,221

DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.493	11/15/25	65	74,956
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650	10/15/44	45	53,920
FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49	20	24,161
LYB International Finance III LLC,
Gtd. Notes	3.375	05/01/30	60	65,199
Gtd. Notes	3.375	10/01/40	5	4,939
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	5.750	04/15/24	15	17,176
Sr. Unsec’d. Notes	6.000	11/15/21	30	31,263
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.500	06/01/23	50	53,235
Sr. Unsec’d. Notes	5.250	01/15/45	35	44,103

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	10	12,454
				479,095
Commercial Services 0.4%
Brown University in Providence in the State of Rhode Island and Providence Plant, Bonds, Series A	2.924	09/01/50	25	26,228
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	15	15,221
Cintas Corp. No. 2, Gtd. Notes	3.700	04/01/27	20	22,785

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Equifax, Inc., Sr. Unsec’d. Notes	2.600%	12/01/24	30	$31,998
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	10	10,583
IHS Markit Ltd., Sr. Unsec’d. Notes	4.125	08/01/23	5	5,431
President & Fellows of Harvard College, Unsec’d. Notes	3.150	07/15/46	9	10,152
S&P Global, Inc., Gtd. Notes	1.250	08/15/30	50	48,637
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	5	5,203
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	14,336

University of Southern California, Unsec’d. Notes, Series 2017	3.841	10/01/47	10	12,012
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	09/12/22	20	21,228
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	45	44,296
				268,110
Computers 0.7%
Apple, Inc.,
Sr. Unsec’d. Notes	3.250	02/23/26	155	173,258
Sr. Unsec’d. Notes	3.850	08/04/46	65	79,425

International Business Machines Corp., Sr. Unsec’d. Notes	3.625	02/12/24	160	175,083
				427,766
Diversified Financial Services 0.6%
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	20	21,178
Discover Financial Services, Sr. Unsec’d. Notes	4.100	02/09/27	20	22,370
Jefferies Group LLC, Sr. Unsec’d. Notes	2.750	10/15/32	55	56,082
Mastercard, Inc., Sr. Unsec’d. Notes	3.375	04/01/24	20	21,948

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.648%	01/16/25	200	$210,521
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	25	27,285
Visa, Inc., Sr. Unsec’d. Notes	2.700	04/15/40	5	5,316
				364,700
Electric 2.9%
AEP Texas, Inc., Sr. Unsec’d. Notes, Series I	2.100	07/01/30	20	20,536
Alabama Power Co., Sr. Unsec’d. Notes	3.850	12/01/42	15	17,614
Ameren Illinois Co.,
First Mortgage	3.250	03/15/50	15	16,505
Sr. Sec’d. Notes	4.150	03/15/46	30	36,896

Appalachian Power Co., Sr. Unsec’d. Notes, Series X	3.300	06/01/27	10	10,940
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125	04/01/36	80	114,326
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	25	30,579
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950	03/01/30	25	27,077
Commonwealth Edison Co.,
First Mortgage	4.350	11/15/45	15	18,823
First Mortgage	4.600	08/15/43	45	56,907
First Mortgage, Series 122	2.950	08/15/27	30	33,108
First Mortgage, Series 123	3.750	08/15/47	5	5,826
First Mortgage, Series 127	3.200	11/15/49	5	5,412
Dominion Energy South Carolina, Inc.,
First Mortgage	5.100	06/01/65	15	21,948
First Mortgage	5.450	02/01/41	20	27,429

DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	20	23,481
DTE Energy Co., Sr. Unsec’d. Notes	3.800	03/15/27	50	56,299
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	15	18,359

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Carolinas LLC, (cont’d.)
First Ref. Mortgage	4.000%	09/30/42	40	$47,592

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	75	80,747
Duke Energy Indiana LLC, First Mortgage, Series YYY	3.250	10/01/49	40	43,380
Entergy Louisiana LLC, Collateral Trust	4.200	04/01/50	10	12,478
Entergy Texas, Inc., First Mortgage	1.750	03/15/31	50	49,295
Evergy Kansas Central, Inc., First Mortgage	4.125	03/01/42	15	17,691
Eversource Energy, Sr. Unsec’d. Notes	1.650	08/15/30	15	14,708
Exelon Corp., Sr. Unsec’d. Notes	5.625	06/15/35	5	6,550
FirstEnergy Corp., Sr. Unsec’d. Notes, Series C	4.850	07/15/47	15	16,175
Florida Power & Light Co.,
First Mortgage	3.950	03/01/48	45	56,328
First Mortgage	5.250	02/01/41	25	34,691

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	7	7,633
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	45	48,498
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	10	12,628
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series K	4.550	03/15/46	20	25,147
Louisville Gas & Electric Co., First Mortgage	5.125	11/15/40	5	6,517
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.250	06/01/30	10	10,334
Gtd. Notes	3.150	04/01/24	25	26,909

Northern States Power Co., First Mortgage	3.600	09/15/47	15	17,683
Ohio Power Co., Sr. Unsec’d. Notes	4.000	06/01/49	20	23,950
Pacific Gas & Electric Co.,
First Mortgage	1.750	06/16/22	30	30,026

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Pacific Gas & Electric Co., (cont’d.)
First Mortgage	4.500%	07/01/40	15	$15,408
PacifiCorp,
First Mortgage	5.250	06/15/35	45	61,517
First Mortgage	6.000	01/15/39	25	35,728
PECO Energy Co.,
First Mortgage	2.800	06/15/50	15	15,310
First Mortgage	3.900	03/01/48	40	48,657

PPL Capital Funding, Inc., Gtd. Notes	4.700	06/01/43	35	41,989
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	15	18,126
First Mortgage	4.150	10/01/45	20	24,575
First Mortgage	6.250	05/15/39	10	14,570
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.200	08/01/49	10	11,008
First Mortgage, MTN	3.600	12/01/47	5	5,836
First Mortgage, MTN	3.650	09/01/28	35	40,589
First Ref. Mortgage, MTN	3.950	05/01/42	10	11,990
Puget Energy, Inc.,
Sr. Sec’d. Notes	3.650	05/15/25	20	22,202
Sr. Sec’d. Notes, 144A	4.100	06/15/30	35	39,179
San Diego Gas & Electric Co.,
First Mortgage, Series RRR	3.750	06/01/47	5	5,633
First Mortgage, Series UUU	3.320	04/15/50	25	26,700

Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	25	28,226
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	25	26,813
First Ref. Mortgage	4.650	10/01/43	40	45,748
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	28,504
Sr. Unsec’d. Notes, Series B	6.000	01/15/36	10	14,159

Xcel Energy, Inc., Sr. Unsec’d. Notes	3.500	12/01/49	35	38,411
				1,751,903

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electronics 0.0%
FLIR Systems, Inc., Sr. Unsec’d. Notes	2.500%	08/01/30	5	$5,151
Honeywell International, Inc., Sr. Unsec’d. Notes	1.350	06/01/25	25	25,675
				30,826
Environmental Control 0.0%
Waste Connections, Inc., Sr. Unsec’d. Notes	3.050	04/01/50	5	5,108
Foods 0.4%
General Mills, Inc., Sr. Unsec’d. Notes	2.875	04/15/30	35	37,876
Hormel Foods Corp., Sr. Unsec’d. Notes	1.800	06/11/30	85	86,965
Kroger Co. (The), Sr. Unsec’d. Notes	2.650	10/15/26	15	16,234
Mondelez International, Inc., Sr. Unsec’d. Notes	2.750	04/13/30	25	26,922
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.000	03/01/26	60	68,837
				236,834
Gas 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	35	39,201
NiSource, Inc., Sr. Unsec’d. Notes	4.800	02/15/44	25	31,365
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	29,363
				99,929
Hand/Machine Tools 0.1%
Stanley Black & Decker, Inc., Sr. Unsec’d. Notes	2.750	11/15/50	40	39,596

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products 0.2%
Abbott Laboratories, Sr. Unsec’d. Notes	4.900%	11/30/46	40	$56,105
Stryker Corp.,
Sr. Unsec’d. Notes	3.375	05/15/24	10	10,851
Sr. Unsec’d. Notes	3.375	11/01/25	10	11,155
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	4.133	03/25/25	10	11,362
Sr. Unsec’d. Notes	4.150	02/01/24	10	11,019
				100,492
Healthcare-Services 1.3%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.387	10/15/49	15	16,073
Aetna, Inc., Sr. Unsec’d. Notes	2.750	11/15/22	50	51,883
Anthem, Inc., Sr. Unsec’d. Notes	3.650	12/01/27	90	101,632
Ascension Health,
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	15,849
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	5	5,190
Unsec’d. Notes	4.847	11/15/53	30	42,498

BayCare Health System, Inc., Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50	5	5,933
Children’s Health System of Texas, Unsec’d. Notes	2.511	08/15/50	10	9,172
Children’s Hospital Corp. (The), Gtd. Notes, Series 2017	4.115	01/01/47	15	18,012
CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	20	20,949
Hackensack Meridian Health, Inc., Sec’d. Notes	4.500	07/01/57	5	6,221
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	20	24,264
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700	02/01/45	25	31,466
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	39,932
Unsec’d. Notes	2.955	01/01/50	5	4,994

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705%	12/01/50	40	$38,677
Mount Sinai Hospitals Group, Inc., Sec’d. Notes, Series 2019	3.737	07/01/49	10	10,338
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	40	48,763
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	17,026
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	5	5,045
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	10,502
Unsec’d. Notes, Series H	2.746	10/01/26	50	54,311

Stanford Health Care, Unsec’d. Notes, Series 2018	3.795	11/15/48	15	17,663
Sutter Health, Unsec’d. Notes, Series 2018	4.091	08/15/48	55	61,170
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/15/25	90	102,336
Sr. Unsec’d. Notes	3.875	08/15/59	5	6,058
Sr. Unsec’d. Notes	4.250	06/15/48	25	31,762
				797,719
Insurance 0.8%
American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	110	131,253
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	45	51,890
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125	03/15/26	50	55,791
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	30	44,210
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	28,571
Sr. Unsec’d. Notes	3.950	05/15/24	35	38,610

Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	25	25,539
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	5	5,359

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Lincoln National Corp., (cont’d.)
Sr. Unsec’d. Notes	4.350%	03/01/48	5	$5,717

Loews Corp., Sr. Unsec’d. Notes	3.200	05/15/30	15	16,654
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50	30	35,484
Sr. Unsec’d. Notes	4.300	11/01/47	15	17,897
				456,975
Internet 0.0%
Amazon.com, Inc., Sr. Unsec’d. Notes	2.800	08/22/24	15	16,193
Iron/Steel 0.0%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	2.400	06/15/25	10	10,493
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.600	04/15/24	5	5,164
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	45	45,169
				50,333
Machinery-Diversified 0.3%
John Deere Capital Corp.,
Sr. Unsec’d. Notes	2.800	01/27/23	10	10,536
Sr. Unsec’d. Notes, MTN	2.650	06/24/24	10	10,714
Sr. Unsec’d. Notes, MTN	2.800	03/06/23	30	31,676
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	55	59,126
Gtd. Notes	4.950	09/15/28	10	11,554

Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	35	38,824
				162,430

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700%	04/01/51	40	$38,759
Sr. Sec’d. Notes	4.800	03/01/50	15	17,105
Sr. Sec’d. Notes	5.375	04/01/38	45	53,811
Sr. Sec’d. Notes	6.484	10/23/45	50	67,457
Comcast Corp.,
Gtd. Notes	3.000	02/01/24	10	10,748
Gtd. Notes	3.450	02/01/50	55	60,993
Gtd. Notes	3.750	04/01/40	10	11,645
Gtd. Notes	3.999	11/01/49	30	36,023
Gtd. Notes	4.150	10/15/28	50	59,449
Gtd. Notes	4.600	08/15/45	55	70,779
Gtd. Notes	4.650	07/15/42	10	12,798
Discovery Communications LLC,
Gtd. Notes	5.300	05/15/49	25	29,964
Gtd. Notes, 144A	4.000	09/15/55	66	66,611
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	3.875	04/01/24	20	21,734
Sr. Unsec’d. Notes	5.850	09/01/43	10	12,527
Walt Disney Co. (The),
Gtd. Notes	5.400	10/01/43	60	83,049
Gtd. Notes	7.300	04/30/28	95	130,379
				783,831
Mining 0.2%
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.700	05/30/41	30	41,821
Gtd. Notes	5.750	05/01/43	5	7,171

Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950	10/15/39	20	28,214
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	20	20,594
Gtd. Notes	2.800	10/01/29	10	10,747
				108,547

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.3%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.150%	09/07/22	95	$99,132
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	15	17,353
Textron, Inc., Sr. Unsec’d. Notes	2.450	03/15/31	55	54,625
				171,110
Oil & Gas 0.9%
BP Capital Markets America, Inc., Gtd. Notes	3.245	05/06/22	60	62,537
Chevron Corp., Sr. Unsec’d. Notes	3.078	05/11/50	20	20,695
Concho Resources, Inc.,
Gtd. Notes	2.400	02/15/31	15	15,150
Gtd. Notes	3.750	10/01/27	40	44,398
Gtd. Notes	4.300	08/15/28	70	80,312
Gtd. Notes	4.875	10/01/47	5	6,125

ConocoPhillips Co., Gtd. Notes	4.950	03/15/26	30	35,702
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	20	20,608
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26	30	33,118
Sr. Unsec’d. Notes	5.875	09/18/23	70	77,381

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	25	27,884
Equinor ASA (Norway), Gtd. Notes	3.700	04/06/50	20	22,166
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	20	22,906
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/41	20	28,052
Total Capital International SA (France), Gtd. Notes	2.829	01/10/30	25	27,254
Valero Energy Corp., Sr. Unsec’d. Notes	4.000	04/01/29	20	20,881
				545,169

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.0%
Halliburton Co., Sr. Unsec’d. Notes	4.750%	08/01/43	25	$23,914
Pharmaceuticals 2.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.700	05/14/45	45	54,810
Sr. Unsec’d. Notes, 144A	3.850	06/15/24	5	5,482
Sr. Unsec’d. Notes, 144A	4.250	11/21/49	160	186,208
Sr. Unsec’d. Notes, 144A	4.550	03/15/35	40	48,632

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	32	35,253
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.250	10/26/49	65	82,788
Cigna Corp.,
Gtd. Notes	4.500	02/25/26	120	139,469
Gtd. Notes	4.900	12/15/48	15	19,308
Sr. Unsec’d. Notes	3.400	03/15/50	15	15,681
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	55	63,680
Sr. Unsec’d. Notes	4.780	03/25/38	35	42,170
Sr. Unsec’d. Notes	5.050	03/25/48	20	25,278
Sr. Unsec’d. Notes	5.125	07/20/45	40	50,425

GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850	05/08/22	45	46,698
Johnson & Johnson,
Sr. Unsec’d. Notes	2.100	09/01/40	15	14,672
Sr. Unsec’d. Notes	3.625	03/03/37	45	53,979
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.400	09/15/22	100	103,479
Sr. Unsec’d. Notes	3.400	03/07/29	15	17,329
Mylan, Inc.,
Gtd. Notes	4.200	11/29/23	30	32,806
Gtd. Notes	5.200	04/15/48	75	93,094

Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000	11/20/45	45	57,004
Pfizer, Inc., Sr. Unsec’d. Notes	2.550	05/28/40	35	35,836
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	2.050	03/31/30	200	200,800

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Upjohn, Inc.,
Gtd. Notes, 144A	3.850%	06/22/40	10	$10,725
Gtd. Notes, 144A	4.000	06/22/50	15	15,799

Wyeth LLC, Gtd. Notes	6.450	02/01/24	50	59,260
				1,510,665
Pipelines 1.2%
Energy Transfer Operating LP,
Gtd. Notes	4.750	01/15/26	40	42,949
Gtd. Notes	4.900	03/15/35	30	29,542
Gtd. Notes	5.300	04/15/47	5	4,729
Gtd. Notes	6.625	10/15/36	10	10,830
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	25	23,038
Gtd. Notes	4.850	03/15/44	105	119,121

Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	5	4,488
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.950	03/01/50	40	40,247
Sr. Unsec’d. Notes	4.200	10/03/47	10	10,229
MPLX LP,
Sr. Unsec’d. Notes	4.125	03/01/27	10	10,927
Sr. Unsec’d. Notes	4.500	07/15/23	20	21,596
Sr. Unsec’d. Notes	4.500	04/15/38	20	20,207
Sr. Unsec’d. Notes	4.700	04/15/48	55	54,403
Sr. Unsec’d. Notes	4.800	02/15/29	40	45,179

ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	35	36,330
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	90	86,467
Gtd. Notes	4.450	09/01/49	25	21,928
Gtd. Notes	4.950	07/13/47	10	9,369
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	3.750	03/01/28	10	10,411
Sr. Unsec’d. Notes	4.900	10/01/46	25	25,015
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	25	23,996
Sr. Unsec’d. Notes	3.800	09/15/30	5	4,844

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 144A	3.250%	05/15/30	35	$37,510
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	30	32,667
Sr. Unsec’d. Notes	4.850	03/01/48	5	5,430
				731,452
Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP, Sr. Unsec’d. Notes	3.850	02/01/23	20	21,279
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	3.000	01/15/30	20	21,425
Kimco Realty Corp., Sr. Unsec’d. Notes	1.900	03/01/28	25	24,631
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	10	10,789
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	20	19,769
Sr. Unsec’d. Notes	3.375	10/01/24	70	75,546
Sr. Unsec’d. Notes	3.500	09/01/25	5	5,472
Sr. Unsec’d. Notes	3.750	02/01/24	10	10,767

Ventas Realty LP, Gtd. Notes	3.850	04/01/27	15	16,257
Welltower, Inc., Sr. Unsec’d. Notes	2.700	02/15/27	10	10,508
				216,443
Retail 0.5%
AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31	5	4,838
Sr. Unsec’d. Notes	3.750	04/18/29	30	34,145

Costco Wholesale Corp., Sr. Unsec’d. Notes	1.600	04/20/30	15	15,149
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28	30	35,087
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750	02/15/24	125	137,057

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100%	05/03/27	20	$22,275
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.700	01/30/26	10	11,281
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	25	31,949

O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	1.750	03/15/31	15	14,621
				306,402
Semiconductors 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.125	01/15/25	20	21,369
Broadcom, Inc., Gtd. Notes	4.700	04/15/25	45	51,128
				72,497
Software 1.0%
Fidelity National Information Services, Inc., Gtd. Notes	3.875	06/05/24	10	10,966
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.750	07/01/24	5	5,334
Sr. Unsec’d. Notes	3.850	06/01/25	30	33,650
Intuit, Inc.,
Sr. Unsec’d. Notes	0.950	07/15/25	30	30,235
Sr. Unsec’d. Notes	1.350	07/15/27	5	5,033
Microsoft Corp.,
Sr. Unsec’d. Notes	2.400	08/08/26	80	86,817
Sr. Unsec’d. Notes	2.525	06/01/50	33	33,442
Sr. Unsec’d. Notes	2.875	02/06/24	85	91,147
Sr. Unsec’d. Notes	3.700	08/08/46	45	55,402
Sr. Unsec’d. Notes	4.100	02/06/37	7	8,924
Oracle Corp.,
Sr. Unsec’d. Notes	2.650	07/15/26	10	10,882
Sr. Unsec’d. Notes	2.800	04/01/27	110	120,074
Sr. Unsec’d. Notes	2.950	05/15/25	85	92,520

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)

ServiceNow, Inc., Sr. Unsec’d. Notes	1.400%	09/01/30	30	$28,902
				613,328
Telecommunications 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.500	06/01/41	110	111,383
Sr. Unsec’d. Notes	3.800	02/15/27	15	16,877
Sr. Unsec’d. Notes	4.100	02/15/28	45	51,530
Sr. Unsec’d. Notes	4.500	03/09/48	82	91,408
Sr. Unsec’d. Notes, 144A	3.550	09/15/55	103	96,925

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	25	39,900
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.900	03/04/21	60	60,534
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	3.000	02/15/41	90	87,264
Sr. Sec’d. Notes, 144A	3.875	04/15/30	15	16,838
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.016	12/03/29	50	59,084
Sr. Unsec’d. Notes	4.500	08/10/33	10	12,420
Sr. Unsec’d. Notes	4.522	09/15/48	148	189,994
Sr. Unsec’d. Notes	4.862	08/21/46	5	6,609
				840,766
Transportation 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750	04/01/24	75	82,202
CSX Corp.,
Sr. Unsec’d. Notes	3.800	03/01/28	40	46,131
Sr. Unsec’d. Notes	3.800	04/15/50	15	17,491
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	20	21,945
Sr. Unsec’d. Notes	3.250	02/05/50	40	42,982
Sr. Unsec’d. Notes	3.600	09/15/37	10	11,312
Sr. Unsec’d. Notes	3.750	02/05/70	5	5,563
				227,626

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	3.450%	05/01/50	5	$5,617

Total Corporate Bonds (cost $15,266,249)				16,267,924
Municipal Bonds 1.2%
Arizona 0.0%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	20	26,523
California 0.5%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	85	138,891
Taxable, Revenue Bonds	2.574	04/01/31	40	42,166

Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	20	28,930
State of California, General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	65	111,849
				321,836
Illinois 0.1%
Chicago O’Hare International Airport, Taxable, Revenue Bonds, Series C	4.472	01/01/49	20	23,558
State of Illinois, General Obligation Unlimited, Taxable, Pension	5.100	06/01/33	55	55,168
				78,726
Maryland 0.1%
Maryland State Transportation Authority, Revenue Bonds, BABs	5.888	07/01/43	40	56,413

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan 0.1%
Michigan Finance Authority, Taxable, Revenue Bonds	3.384%	12/01/40	15	$16,065
University of Michigan, Revenue Bonds, Series B	2.437	04/01/40	25	25,017
				41,082
New Jersey 0.2%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	55	90,297
New York 0.1%
New York City Water & Sewer System, Taxable, Revenue Bonds, BABs	5.882	06/15/44	20	31,034
Ohio 0.1%
JobsOhio Beverage System, Taxable, Revenue Bonds, Series A	2.833	01/01/38	5	5,239
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.048	12/01/56	12	14,869
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	25	34,595
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	13,676
				68,379
Texas 0.0%
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	15	15,851

Total Municipal Bonds (cost $651,213)				730,141
Sovereign Bonds 1.3%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625	03/29/41	16	28,427
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	218,408
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750	03/08/44	66	72,741

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.160%	01/23/30	200	$217,924
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750	01/14/31	100	151,399
Province of Quebec (Canada), Debentures, Series NN	7.125	02/09/24	40	48,411
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	10	13,225
Sr. Unsec’d. Notes	5.100	06/18/50	30	39,995

Total Sovereign Bonds (cost $746,773)				790,530
U.S. Government Agency Obligations 27.2%
Federal Home Loan Bank	3.250	11/16/28	70	83,058
Federal Home Loan Mortgage Corp.	0.375	05/05/23	105	105,359
Federal Home Loan Mortgage Corp.	2.000	01/01/32	55	57,632
Federal Home Loan Mortgage Corp.	2.500	07/01/31	134	141,983
Federal Home Loan Mortgage Corp.	3.000	02/01/32	41	43,606
Federal Home Loan Mortgage Corp.	3.000	02/01/32	41	44,180
Federal Home Loan Mortgage Corp.	3.000	01/01/37	18	18,727
Federal Home Loan Mortgage Corp.	3.000	12/01/37	29	29,953
Federal Home Loan Mortgage Corp.	3.000	12/01/42	142	150,573
Federal Home Loan Mortgage Corp.	3.000	11/01/46	54	57,425
Federal Home Loan Mortgage Corp.	3.000	01/01/47	142	149,167
Federal Home Loan Mortgage Corp.	3.000	03/01/47	216	225,826
Federal Home Loan Mortgage Corp.	3.000	12/01/47	245	255,924
Federal Home Loan Mortgage Corp.	3.000	01/01/50	475	496,860
Federal Home Loan Mortgage Corp.	3.500	11/01/37	30	32,126
Federal Home Loan Mortgage Corp.	3.500	06/01/42	45	48,964
Federal Home Loan Mortgage Corp.	3.500	04/01/46	70	74,714
Federal Home Loan Mortgage Corp.	3.500	11/01/47	89	94,504
Federal Home Loan Mortgage Corp.	3.500	11/01/47	129	136,404
Federal Home Loan Mortgage Corp.	4.000	10/01/45	58	62,781
Federal Home Loan Mortgage Corp.	4.000	05/01/46	122	132,593
Federal Home Loan Mortgage Corp.	4.000	03/01/47	94	101,195
Federal Home Loan Mortgage Corp.	4.000	01/01/48	155	166,223
Federal Home Loan Mortgage Corp.	4.500	07/01/47	127	137,210
Federal Home Loan Mortgage Corp.	4.500	12/01/48	41	44,423
Federal Home Loan Mortgage Corp.	6.250	07/15/32	30	46,319
Federal National Mortgage Assoc.	0.500	06/17/25	50	49,990
Federal National Mortgage Assoc.	0.625	04/22/25	45	45,358

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	0.750%	10/08/27	110	$109,325
Federal National Mortgage Assoc.	0.875	08/05/30	50	48,599
Federal National Mortgage Assoc.	1.625	10/15/24	45	47,272
Federal National Mortgage Assoc.	2.000	TBA	1,000	1,028,711
Federal National Mortgage Assoc.	2.000	TBA	500	515,489
Federal National Mortgage Assoc.	2.000	10/01/34	156	161,563
Federal National Mortgage Assoc.	2.500	TBA	1,000	1,040,273
Federal National Mortgage Assoc.	2.500	02/05/24	95	101,828
Federal National Mortgage Assoc.	2.500	01/01/32	125	133,454
Federal National Mortgage Assoc.	2.500	09/01/46	58	61,526
Federal National Mortgage Assoc.	2.500	05/01/50	300	312,316
Federal National Mortgage Assoc.	2.500	10/01/50	620	646,429
Federal National Mortgage Assoc.	3.000	11/01/28	71	76,119
Federal National Mortgage Assoc.	3.000	01/01/30	156	163,264
Federal National Mortgage Assoc.	3.000	12/01/36	56	58,934
Federal National Mortgage Assoc.	3.000	10/01/42	24	25,937
Federal National Mortgage Assoc.	3.000	02/01/43	313	332,654
Federal National Mortgage Assoc.	3.000	04/01/43	93	98,617
Federal National Mortgage Assoc.	3.000	01/01/47	329	344,479
Federal National Mortgage Assoc.	3.000	02/01/47	226	237,069
Federal National Mortgage Assoc.	3.500	08/01/31	51	54,128
Federal National Mortgage Assoc.	3.500	10/01/32	30	32,089
Federal National Mortgage Assoc.	3.500	06/01/33	48	50,918
Federal National Mortgage Assoc.	3.500	01/01/42	137	147,680
Federal National Mortgage Assoc.	3.500	03/01/42	129	140,256
Federal National Mortgage Assoc.	3.500	10/01/42	360	388,991
Federal National Mortgage Assoc.	3.500	11/01/42	85	92,314
Federal National Mortgage Assoc.	3.500	08/01/43	107	116,696
Federal National Mortgage Assoc.	3.500	03/01/45	198	210,718
Federal National Mortgage Assoc.	3.500	01/01/46	47	50,171
Federal National Mortgage Assoc.	3.500	12/01/46	400	426,262
Federal National Mortgage Assoc.	3.500	01/01/47	101	107,782
Federal National Mortgage Assoc.	3.500	09/01/47	154	164,860
Federal National Mortgage Assoc.	4.000	01/01/41	212	233,900
Federal National Mortgage Assoc.	4.000	04/01/41	115	126,809
Federal National Mortgage Assoc.	4.000	02/01/47	227	243,350
Federal National Mortgage Assoc.	4.000	04/01/48	342	365,372
Federal National Mortgage Assoc.	4.500	03/01/41	130	146,638
Federal National Mortgage Assoc.	4.500	02/01/44	117	131,216
Federal National Mortgage Assoc.	4.500	01/01/45	116	130,724
Federal National Mortgage Assoc.	4.500	08/01/48	43	46,828
Federal National Mortgage Assoc.	4.500	02/01/49	39	41,771

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.000%	11/01/35	138	$159,592
Federal National Mortgage Assoc.	5.000	06/01/40	34	39,394
Federal National Mortgage Assoc.	5.000	03/01/42	64	73,921
Federal National Mortgage Assoc.	6.625	11/15/30	15	22,662
Government National Mortgage Assoc.	2.500	TBA	500	522,422
Government National Mortgage Assoc.	2.500	03/20/43	13	13,495
Government National Mortgage Assoc.	2.500	12/20/46	28	29,630
Government National Mortgage Assoc.	3.000	01/20/43	124	132,851
Government National Mortgage Assoc.	3.000	04/20/45	64	68,180
Government National Mortgage Assoc.	3.000	07/20/46	120	126,559
Government National Mortgage Assoc.	3.000	09/20/46	122	129,088
Government National Mortgage Assoc.	3.000	11/20/46	85	89,390
Government National Mortgage Assoc.	3.000	03/20/49	172	180,010
Government National Mortgage Assoc.	3.000	12/20/49	498	518,880
Government National Mortgage Assoc.	3.500	12/20/42	247	267,873
Government National Mortgage Assoc.	3.500	01/20/44	76	82,505
Government National Mortgage Assoc.	3.500	04/20/45	47	50,076
Government National Mortgage Assoc.	3.500	07/20/46	218	233,818
Government National Mortgage Assoc.	3.500	08/20/46	326	349,303
Government National Mortgage Assoc.	3.500	09/20/46	50	53,239
Government National Mortgage Assoc.	3.500	06/20/47	136	144,843
Government National Mortgage Assoc.	3.500	07/20/47	153	164,172
Government National Mortgage Assoc.	3.500	11/20/47	104	110,795
Government National Mortgage Assoc.	4.000	12/20/45	132	142,245
Government National Mortgage Assoc.	4.000	10/20/46	8	8,630
Government National Mortgage Assoc.	4.000	03/20/47	79	85,057
Government National Mortgage Assoc.	4.000	07/20/47	103	112,257
Government National Mortgage Assoc.	4.000	09/20/47	261	282,699
Government National Mortgage Assoc.	4.500	04/20/41	23	25,620
Government National Mortgage Assoc.	4.500	03/20/44	60	66,710
Government National Mortgage Assoc.	4.500	12/20/44	55	61,294
Government National Mortgage Assoc.	4.500	11/20/46	33	37,178
Government National Mortgage Assoc.	4.500	01/20/47	11	11,649
Government National Mortgage Assoc.	5.000	04/20/45	39	44,361
Government National Mortgage Assoc.	5.500	12/15/33	15	17,688
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	25	25,322

Total U.S. Government Agency Obligations (cost $15,991,800)				16,509,816
U.S. Treasury Obligations 37.2%
U.S. Treasury Bonds	3.000	11/15/44	90	116,339

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bonds	3.000%	02/15/47	235	$306,638
U.S. Treasury Bonds	3.125	02/15/43	875	1,148,164
U.S. Treasury Bonds	3.625	08/15/43	1,280	1,808,000
U.S. Treasury Bonds	3.750	11/15/43	760	1,094,044
U.S. Treasury Bonds	4.500	02/15/36	170	250,644
U.S. Treasury Bonds	6.250	08/15/23	130	151,816
U.S. Treasury Notes	0.125	09/30/22	255	254,841
U.S. Treasury Notes	0.125	09/15/23	285	284,421
U.S. Treasury Notes	0.250	09/30/25	10	9,938
U.S. Treasury Notes	0.250	10/31/25	795	789,741
U.S. Treasury Notes	0.375	04/30/25	40	40,069
U.S. Treasury Notes	0.375	09/30/27	50	49,125
U.S. Treasury Notes	0.500	03/15/23	2,499	2,518,328
U.S. Treasury Notes	0.625	08/15/30	120	117,187
U.S. Treasury Notes	1.125	02/28/22	595	602,740
U.S. Treasury Notes	1.375	02/15/23	535	549,712
U.S. Treasury Notes	1.625	11/15/22	665	684,794
U.S. Treasury Notes	1.625	04/30/23	1,310	1,357,180
U.S. Treasury Notes	1.750	09/30/22	215	221,534
U.S. Treasury Notes	1.875	04/30/22	1,625	1,666,768
U.S. Treasury Notes	2.000	10/31/22	660	684,209
U.S. Treasury Notes	2.000	02/15/25	470	503,634
U.S. Treasury Notes	2.000	08/15/25	1,305	1,405,832
U.S. Treasury Notes	2.125	06/30/22	800	826,094
U.S. Treasury Notes	2.125	07/31/24	1,760	1,882,100
U.S. Treasury Notes	2.125	05/15/25	210	226,816
U.S. Treasury Notes	2.875	11/15/21	905	930,524
U.S. Treasury Notes	2.875	05/15/28	805	934,303
U.S. Treasury Notes	3.125	11/15/28	640	759,500
U.S. Treasury Strips Coupon	1.122(s)	02/15/36	35	28,375
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	15	10,908
U.S. Treasury Strips Coupon	1.371(s)	05/15/42	55	38,893
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	20	14,303
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	15	10,547
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	35	24,475
U.S. Treasury Strips Coupon	1.920(s)	02/15/29	5	4,646
U.S. Treasury Strips Coupon	2.045(s)	11/15/36	45	35,898
U.S. Treasury Strips Coupon	2.222(s)	05/15/39	115	86,973

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.271%(s)	08/15/39	185	$139,111

Total U.S. Treasury Obligations (cost $21,676,193)				22,569,164

Total Long-Term Investments (cost $57,342,810)				60,111,720

	Shares
Short-Term Investment 7.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,222,720)(w)	4,222,720	4,222,720

TOTAL INVESTMENTS 106.1% (cost $61,565,530)		64,334,440
Liabilities in excess of other assets (6.1)%		(3,683,807)

Net Assets 100.0%		$60,650,633

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces—Alternative Credit Enhancements Securities
BABs—Build America Bonds
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s
Strips—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).